Share-based compensation - Share-based compensation expense (Details) - Service-based options - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,328	$ 598	$ 3,903	$ 1,816	$ 2,461	$ 2,315
Unrecognized compensation expense	4,000		$ 4,000		$ 6,000
Weighted average period over which unrecognized compensation expense would be recognized			1 year 10 months 24 days		2 years 6 months
Cost of revenues | Services/Professional Services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	62		$ 62
Cost of revenues | Subscription
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	314	38	390	156	$ 194	225
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	675	112	897	348	460	529
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	523	99	821	284	394	239
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 754	$ 349	$ 1,733	$ 1,028	$ 1,413	$ 1,322